Shane Daly

Vice President and

Associate General Counsel

(212) 314-3912

Fax: 212-314-3959

[AXA EQUITABLE LOGO]

September 9, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account I of AXA Equitable Life Insurance Company (the “Account”) Registration No.:
	333-17633 and 811-02581	The Champion SP-1 Basic Policy Expanded Policy

AXA Equitable, on behalf of Registrant, has sent to contract owners the semi-annual reports, for the period ended June 30, 2016, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	AXA Premier VIP Trust – underlying funds:

AXA Moderate Allocation

CharterSM Multi-Sector Bond

•	EQ Advisors Trust – underlying funds:

AXA Large Cap Value Managed Volatility

EQ/Common Stock Index

EQ/Equity 500 Index

EQ/Intermediate Government Bond

EQ/International Equity Index

EQ/Money Market

EQ/Quality Bond PLUS

Multimanager Aggressive Equity

AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Shane Daly
Shane Daly

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104